Schedule of unfunded liability (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [abstract]
Current	₨ 15,601	₨ 40,744
Non-current	55,848	30,533
Unfunded liability recognized in statement of financial position	₨ 71,449	₨ 71,277